BRANCH SALE (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 28, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Branch Location [Line Items]
Net gain on branch sale			$ 0	$ 1,193	$ 0
Midland Branch [Member]
Branch Location [Line Items]
Total deposit liabilities	$ 8,700
Premium payment amount	$ 600
Percentage of average deposit liabilities	6.00%
Average deposit liabilities	$ 9,700
Average days for deposit liabilities	20 days
Number of business days prior to closing date	2 days
Proceeds from Real property and fixed assets	$ 850
Net book value of real property and fixed assets	$ 200
Net gain on branch sale		$ 1,200